Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Cash at bank and in hand	54,067	69,419
Short-term deposits	1,293	7,251
Total Cash and cash equivalents	55,360	76,670